Property, plant and equipment, intangible assets and goodwill, contract assets, right-of-use assets, investment properties and impairment loss - Summary of Intangible Assets and Goodwill (Detail) (Parenthetical)
R$ in Thousands
12 Months Ended
Dec. 31, 2025 BRL (R$)
Fixed assets [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets reclassified to financial assets	R$ 69,881
Contract assets [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets reclassified to financial assets	1,634,254
Financial assets [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets reclassified to financial assets	137,157
Recoverable taxes [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets reclassified to financial assets	55,062
Assets held for sale [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets reclassified to financial assets	R$ 31,865